Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Asset retirement obligations	$ 6,806	$ 5,861	$ 5,771	$ 3,886
Lease liabilities	1,584	1,690
Share-based compensation	489	160	$ 297	124
Risk management	85	160
Transportation and processing contracts	241	270
Other	127	145
Other liabilities	9,332	8,286
Less: current portion	948	722
Other long-term liabilities	8,384	7,564
Annual installment amount				$ 25
Joslyn Oil Sands
Disclosure of detailed information about business combination [line items]
Other	$ 48	$ 72